Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in equity method investee

	As of December 31,
	2022	2023
	RMB	RMB
Investments in equity securities	30,000	30,000
Investments in equity method investee	1,856	1,811
Total	31,856	31,811